Note 23 - Pension Plan	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Retirement Benefits [Text Block]
23.	Pension plan

The Company has a defined benefit pension plan (the “Plan”), which was assumed in connection with a business acquired during
2016.
The Plan covers eligible employees in the Netherlands and provides old age, survivor, orphan and disability benefits. Effective
December 31, 2016,
enrollment in the Plan was frozen and
no
additional employees are entitled to join the Plan.

The Plan is covered by an insurance contract which limits the Company's exposure to returns below a fixed discount rate. Effective
August 31, 2019,
the Company amended its insurance contract reducing its exposure to gains and losses as related to the fair value of the Plan assets and the projected benefit obligations under the Plan. The amendment constituted a settlement of
$45,388
under ASC
715,
as a result of the settlement, the insurance benefits were removed from the plan assets and the fair value of Plan assets reduced to
$10
and the projected benefit obligation reduced to
$1,813
as at
December 31, 2019.

On
December 31, 2020
the amended contract with the insurance company expired. The Company and the employees also completed an agreement to terminate the defined benefit plan and move to a defined contribution plan. The Company fully curtailed and terminated the plan which resulted in a gain of
$2,093
recognized through net earnings in the year ended
December 31, 2020.